FEDERATED INDEX TRUST

                            Federated Investors Funds
                              5800 Corporate Drive

                       Pittsburgh, Pennsylvania 15237-7000

                                December 29, 1999

EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

       RE: FEDERATED INDEX TRUST  (the "TRUST")
               Federated Max-Cap Fund
               Federated Mid-Cap Fund
               Federated Mini-Cap Fund
           1933 Act File No. 33-33852
           1940 Act File No. 811-6061

Dear Sir or Madam:

        Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Trust hereby certifies that the definitive forms of prospectuses and statements of additional information dated December 31, 1999, that would have been filed under Rule 497(c), do not differ from the forms of prospectuses and statements of additional information contained in the most recent registration statement for the Trust. This registration statement was electronically filed under Rule 485(b) on December 29, 1999.

        If you have any questions regarding this certification, please call me at (412) 288-8160.

                                                   Very truly yours,

                                                   /s/ C. Grant Anderson
                                                   C. Grant Anderson
                                                   Assistant Secretary